Accounts Receivable - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Accounts Receivable, Allowance for Credit Loss, Writeoff	$ 11,043	$ 2,321	$ 870	$ 434